THE ADVISORS' INNER CIRCLE FUND

                  HARVEST FUNDS INTERMEDIATE BOND (THE "FUND")

                      SUPPLEMENT DATED MAY 25, 2017 TO THE
        PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (THE "SAI"),
                             EACH DATED MAY 1, 2017

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE
                              PROSPECTUS AND SAI.

             IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

On or around August 1, 2017 (the "Effective Date"), investments in exchange-traded funds will become part of the Fund's principal investment strategy and the Fund's 80% investment policy will change as follows:

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               CURRENT                                       NEW
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The Fund seeks to achieve its objective          The Fund seeks to achieve its
by investing, under normal market                objective  by investing, under
conditions, at least 80% of its net              normal market conditions, at
assets, plus any borrowings for                  least 80% of its net assets,
investment purposes, in a portfolio of           plus any borrowings for
fixed income securities.                         investment purposes, in a
                                                 portfolio of fixed income
                                                 securities and other
                                                 instruments with economic
                                                 characteristics similar to
                                                 fixed income securities.
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Accordingly, as of the Effective Date, the Prospectus and SAI are hereby amended and supplemented as follows:

1. THE "PRINCIPAL INVESTMENT STRATEGY" SECTION OF THE PROSPECTUS IS HEREBY DELETED AND REPLACED WITH THE FOLLOWING:

          The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in a portfolio of fixed income securities and other instruments with economic characteristics similar to fixed income securities. The Fund invests primarily in fixed income securities issued by corporations and governments, including the agencies and instrumentalities of governments, located in the China and Asian region and that are denominated in U.S. dollars, Euro, Renminbi, the official currency of the People's Republic of China ("PRC") or other local Asian currencies. To a lesser extent, the Fund may invest in fixed income securities of such issuers that are located in countries other than those in the China and Asian region or that are denominated in currencies other than the U.S. dollar, Euro, Renminbi or other local Asian currencies. Countries in the China and Asian region include Hong Kong, Taiwan, South Korea, Malaysia, Singapore, Thailand, Philippines, Indonesia, India, Mongolia, Vietnam, Japan and Sri Lanka.

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          The Fund may invest in participatory notes or other structured or derivative instruments ("Access Products") and exchange-traded funds ("ETFs") to gain exposure to, among other things, PRC domestic securities available only to foreign investors that have obtained status as a Qualified Foreign Institutional Investor ("QFII"). In the event that Harvest obtains QFII or Renminbi Qualified Foreign Institutional Investor ("RQFII") status and is granted the quota to invest in PRC domestic securities, it may invest the Fund's assets directly in such PRC domestic securities instead of the Access Products. Until Harvest obtains QFII or RQFII status and is granted the quota to invest in PRC domestic securities, the Renminbi-denominated securities in which the Fund may invest will be principally traded on the CNH market, which is an over-the-counter market located in countries other than the PRC, such as Hong Kong or Singapore, that may be accessed by investors located outside of the PRC that have not obtained QFII or RQFII status. The Fund may also invest in forward currency contracts and currency futures to hedge U.S. dollar-denominated exposure to the Renminbi and U.S. Treasury futures to hedge against fluctuations in U.S. interest rates.

          The Fund may invest in both investment-grade and high yield securities (also known as "junk bonds"). Investment grade securities are generally considered to be those rated Baa3 or better by Moody's Investor Services or BBB- or better by Standard & Poor Corporation or Fitch, Inc. High yield securities are those securities rated lower than investment grade. The Fund may also invest in unrated securities which are determined by Harvest to be of comparable quality. The Fund may purchase securities of various maturities. Under normal market conditions, the Fund expects to maintain an average portfolio duration of 3 to 5 years.

          In selecting securities for the Fund, Harvest pursues a combined approach of top-down and bottom-up research. In its top-down approach, Harvest considers economic data on a global, regional and local basis (e.g., economic growth, monetary and fiscal policies and interest rate cycles) in order to identify longer-term macro trends and current themes which, in the view of Harvest, are likely to impact markets. In its bottom-up approach, Harvest uses a proprietary internal rating process and incorporates its sector views and strategies determined from the top-down approach.

          The Fund may change its 80% policy at any time and will notify shareholders in writing 60 days in advance of the change. Access Products and ETFs with economic characteristics similar to fixed income securities will be included as investments that satisfy the Fund's 80% policy described above. The Fund may buy and sell securities frequently in seeking to achieve its objective.


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

2. THE FOLLOWING DISCLOSURE IS HEREBY ADDED TO THE "PRINCIPAL RISKS" SECTION OF THE PROSPECTUS:

          EXCHANGE-TRADED FUNDS RISK.

          The Fund may purchase shares of ETFs. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. When the Fund invests in an ETF, it will bear a pro rata portion of the ETF's expenses in addition to directly bearing the expenses associated with its own operations. Such expenses may make owning shares of an ETF more costly than owning the underlying securities directly. Further, in part because of these additional expenses, the performance of an ETF may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the ETF. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying investments of the ETF, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an ETF are traded at market prices, which may vary from the net asset value of their underlying investments. In addition, a lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

3. THE LAST NON-FUNDAMENTAL POLICY IN THE "INVESTMENT LIMITATIONS" SECTION OF THE SAI IS HEREBY DELETED AND REPLACED WITH THE FOLLOWING:

          The Harvest Funds Intermediate Bond may not change its investment strategy to invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in a portfolio of fixed income securities and other instruments with economic characteristics similar to fixed income securities without 60 days' prior written notice to shareholders.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 HGI-SK-008-0100



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